COSTS AND EXPENSES BY NATURE - Schedule of operating costs and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Material income and expense [abstract]
Aircraft fuel	$ (3,947,220)	$ (3,882,505)	$ (1,487,776)
Other rentals and landing fees	(1,322,795)	(1,036,158)	(755,188)
Aircraft maintenance	(601,804)	(582,848)	(533,738)
Aircraft rentals	(91,876)	(202,845)	(120,630)
Commissions	(244,160)	(167,035)	(89,208)
Passenger services	(271,838)	(184,357)	(77,363)
Other operating expenses	(1,351,571)	(1,136,490)	(959,427)
Total	$ (7,831,264)	$ (7,192,238)	$ (4,023,330)